COMMITMENTS CONTINGENCIES (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Statement [Line Items]
Minimum Rental And Lease Payments	$ 5,072	$ 5,920
Later than five years [member]
Statement [Line Items]
Minimum Rental And Lease Payments	3,710	3,965
Not later than one year [member]
Statement [Line Items]
Minimum Rental And Lease Payments	189	714
1-5 years [member]
Statement [Line Items]
Minimum Rental And Lease Payments	$ 1,173	$ 1,241